FINANCE LEASES - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Lease, Liability, Payment, Due [Abstract]
2023	$ 24,484
2024	24,553
2025	22,551
2026	20,617
2027	20,617
Thereafter	12,320
Minimum lease payments	125,142
Less: imputed interest	(19,167)
Present value of obligations under finance leases	$ 105,975	$ 127,730	$ 151,205